LOANS LOANS - Carrying Amount of Accretable Yield for Purchased Impaired and Nonimpaired Loans (Details) (Covered Loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 133,671	$ 224,694	$ 344,410
Reclassification from (to) nonaccretable difference	23,216	1,470	29,606
Accretion	(33,730)	(58,422)	(91,485)
Other net activity	(16,535)	(34,071)	(57,837)
Balance at end of period	$ 106,622	$ 133,671	$ 224,694